Return Stacked Bonds & Futures Yield ETF
Consolidated Schedule of Investments
April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 49.9%	Shares	Value
iShares Core U.S. Aggregate Bond ETF (a)	501,860	$49,694,178
TOTAL EXCHANGE TRADED FUNDS (Cost $49,686,514)		49,694,178

SHORT-TERM INVESTMENTS - 35.6%
Money Market Funds - 35.6%
First American Government Obligations Fund - Class X, 4.25% (a)(b)	35,481,674	35,481,674
TOTAL SHORT-TERM INVESTMENTS (Cost $35,481,674)		35,481,674

TOTAL INVESTMENTS - 85.5% (Cost $85,168,188)		85,175,852
Other Assets in Excess of Liabilities - 14.5%		14,447,793
TOTAL NET ASSETS - 100.0%		$99,623,645
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Return Stacked Bonds & Futures Yield ETF
Consolidated Schedule of Futures Contracts
April 30, 2025 (Unaudited)

The Return Stacked Bonds & Futures Yield ETF & Return Stacked RSBY Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Crude Oil (a)	16	05/20/2025	$931,360	$(80,486)
Euro-Bund	280	06/06/2025	41,944,299	433,685
German Stock Index	8	06/20/2025	5,139,252	174,691
Long Gilt	227	06/26/2025	28,355,671	310,340
Low Sulphur Gas Oil (a)	28	06/12/2025	1,675,800	(62,388)
Nasdaq 100 Index	1	06/20/2025	393,170	7,172
Nikkei 225 Index	21	06/12/2025	3,804,675	40,787
Reformulated Gasoline Blendstock (a)	100	05/30/2025	8,474,340	(225,794)
S&P/Toronto Stock Exchange 60 Index	37	06/19/2025	8,009,122	517,980
U.S. Treasury 10 Year Notes	319	06/18/2025	35,797,781	456,002
U.S. Treasury 2 Year Notes	60	06/30/2025	12,488,906	119,968
U.S. Treasury 5 Year Notes	525	06/30/2025	57,327,540	654,222
U.S. Treasury Long Bonds	132	06/18/2025	15,394,500	59,626
				$2,405,805
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(84)	06/16/2025	$5,381,880	$(72,324)
Brent Crude Oil (a)	(8)	05/30/2025	488,480	12,649
British Pound/U.S. Dollar Cross Currency Rate	(218)	06/16/2025	18,178,475	(61,698)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(327)	06/17/2025	23,777,805	(587,442)
Copper (a)	(14)	07/29/2025	1,613,150	44,474
Euro STOXX 50 Quanto Index	(78)	06/20/2025	4,528,203	(122,785)
Euro/U.S. Dollar Cross Currency Rate	(126)	06/16/2025	17,923,500	(732,656)
FTSE 100 Index	(23)	06/20/2025	2,600,238	(25,840)
Gold (a)	(11)	06/26/2025	3,651,010	19,370
Japanese Yen/U.S. Dollar Cross Currency Rate	(118)	06/16/2025	10,386,212	16,917
Natural Gas (a)	(47)	05/28/2025	1,563,220	(90,476)
NY Harbor ULSD (a)	(21)	05/30/2025	1,765,588	63,316
S&P 500 Index	(8)	06/20/2025	2,234,800	(15,227)
Silver (a)	(13)	07/29/2025	2,133,820	(1,217)
				$(1,552,939)
Net Unrealized Appreciation (Depreciation)				$852,866

(a)	Futures held in the Return Stacked RSBY Cayman Subsidiary.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Return Stacked Bonds & Futures Yield ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$49,694,178	$–	$–	$49,694,178
Money Market Funds	35,481,674	–	–	35,481,674
Total Investments	$85,175,852	$–	$–	$85,175,852

Other Financial Instruments: (a)
Futures Contracts	2,931,199	–	–	2,931,199
Total Other Financial Instruments	$2,931,199	$–	$–	$2,931,199

Liabilities:
Other Financial Instruments: (a)
Futures Contracts	(2,078,333)	–	–	(2,078,333)
Total Other Financial Instruments	$(2,078,333)	$–	$–	$(2,078,333)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Schedule of Investments for further disaggregation of investment categories.